As filed with the U.S. Securities and Exchange Commission on September 22, 2005

Registration No. 33-90952
811-9012

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

                    Pre-Effective Amendment No.                    ☐

                Post-Effective Amendment No. 14                 ☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT

OF 1940, Amendment No. 14

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.

(Exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004

(Address of Principal Executive Offices) (Zip Code)

(800)-451-2010

(Registrant’s Telephone Number, including Area Code:)

Robert I. Frenkel

300 First Stamford Place, 4th Floor, Stamford, Connecticut, 06902

(Name and Address of Agent For Service)

Continuous

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Paragraph (b) of Rule 485

☒	On September 28, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On Date pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.

PART A

The Prospectus for Smith Barney Institutional Cash Management Fund Inc. (the “Fund”) is incorporated by reference to Part A of Post-Effective Amendment No. 13 to the Fund’s Registration filed on July 26, 2005 (Accession No. 0001193125-05-149094).

PART B

The Statement of Additional Information for the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 13 to the Fund’s Registration Statement filed on July 26, 2005 (Accession No. 0001193125-05-149094).

PART C

OTHER INFORMATION

Item 23. Exhibits

All references are to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) as filed with the SEC on April 5, 1995 (File Nos. 33-90952 and 811-9012)

(a	)	Articles of Incorporation of Registrant are incorporated by reference to the Fund’s Registration Statement.

(b	)(1)	By-Laws of Registrant are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on June 19, 1995 (“Pre-Effective Amendment No. 1”).

(b	)(2)	Amended By-Laws of Registrant are incorporated by reference to Post-Effective Amendment No. 11.

(c	)	Specimen Stock Certificate are incorporated by reference to Post-Effective Amendment No. 4.

(d	)	Investment Advisory Agreement between the Registrant and Smith Barney Mutual Funds Management Inc. is incorporated by reference to Pre-Effective Amendment No. 1

(e	)(1)	Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to Pre-Effective Amendment No. 1

(e	)(2)	Distribution Agreement between the Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 6.

(e	)(3)	Distribution Agreement between the Registrant and Salomon Smith Barney, Inc. is incorporated by reference to Post-Effective Amendment No. 8.

(e	)(4)	Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 6

(e	)(5)	Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 10.

(e	)(6)	Form of Servicing Agreement is incorporated by reference to Post-Effective Amendment No. 10.

(f)	Not applicable.

(g)(1)	Custody Agreement between the Registrant and PNC Bank, National Association is incorporated by reference to Pre-Effective Amendment No. 1.

(g)(2)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 10.

(h)(1)	Form of Transfer Agency Agreement between the Registrant and First Data Investor Services, Group Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(h)(2)	Transfer Agency Agreement between the Registration and Smith Barney Private Trust Company (presently known as Citicorp Trust Bank fsb) is incorporated by reference to Post-Effective Amendment No. 8.

(h)(3)	Sub-Transfer Agency Agreement between the Registrant and First Data Investor Services Group, Inc. (presently known as PFPC Global Fund Services) is incorporated by reference to Post-Effective Amendment No. 8.

(i)(1)	Opinion and consent of Willkie Farr & Gallagher is incorporated by reference to Pre-Effective Amendment No. 1.

(i)(2)	Opinion and consent of Venable, Baetjer & Howard is incorporated by reference to Pre-Effective Amendment No. 1.

(j)	Not applicable

(k)	Not applicable

(l)	Not applicable

(m)(1)	Distribution and Service Plan under Rule 12b-1 is incorporated by reference to Pre-Effective Amendment No. 1.

(m)(2)	Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective Amendment No. 6.

(n)	Not applicable

(o)	Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post- Amendment No. 2.

(p)(1)	Code of Ethics—Registrant and Investment Advisor is incorporated by reference to Post-Amendment No. 12.

(p)(2)	Code of Ethics—Citigroup Global Markets Inc. is incorporated by reference to Post-Amendment No. 12.

Item 24. None

Item 25. Indemnification

The response to this item is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement.

Item 26. Business and Other Connections of Investment Adviser

Investment Adviser -Smith Barney Fund Management LLC (“SBFM”). SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted into a Delaware Limited Liability Company in 1999. SBFM is an indirect wholly owned subsidiary of Citigroup Inc.

SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Item 27. Principal Underwriters

(a) Citigroup Global Markets Inc. (“CGM”) (formerly Salomon Smith Barney Inc.), the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of Citigroup Global Markets Inc. is incorporated by reference to Schedule A of Form BD filed by Citigroup Global Markets Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

Item 28. Location of Accounts and Records

(1)	Smith Barney Institutional Cash Management Fund Inc.

125 Broad Street

New York, New York 10004

(2)	Smith Barney Fund Management LLC
399	Park Avenue
New	York, New York 10022

(3)	State Street Bank & Trust Company

225 Franklin Street

Boston, Massachusetts 02110

(4)	Citicorp Trust Bank fsb

125 Broad Street

New York, New York 10004

(5)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

(6)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

(a) None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 22nd day of September, 2005.

SMITH BARNEY INSTITUTIONAL CASH
MANAGEMENT FUND, INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board,
President
(Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ R. Jay Gerken R. Jay Gerken	Chairman of the Board, President and Director (Chief Executive Officer)	September 22, 2005

/s/ Kaprel Ozsolak Kaprel Ozsolak	Treasurer & Chief Financial Officer	September 22, 2005

/s/ Paul R. Ades* Paul R. Ades	Director	September 22, 2005

/s/ Dwight B. Crane* Dwight B. Crane	Director	September 22, 2005

/s/ Frank G. Hubbard* Frank G. Hubbard	Director	September 22, 2005

/s/ Jerome Miller* Jerome Miller	Director	September 22, 2005

/s/ Ken Miller* Ken Miller	Director	September 22, 2005

*	By:

* Signed by Harris Goldblat, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 20, 2002.

/s/ Harris Goldblat
Harris Goldblat

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit